Provisions	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Provisions
33.	Provisions
Non
-
current provisions:

	Legal claims	Obligations for dismantling, removing and site restoration	Total
Balance at 1 January 2019	9,364	259,358	268,722
Provisions recognized	12,187	29,080	41,267
Unwinding of discount	—	14,262	14,262
Transfer to current provisions	(7,916)	—	(7,916)
Effect of changes in exchange rates	—	21,069	21,069

Balance at 31 December 2019	13,635	323,769	337,404

Balance at 1 January 2018	8,887	188,531	197,418
Provisions recognized	5,859	47,580	53,439
Unwinding of discount	—	9,760	9,760
Transfer to current provisions	(5,382)	—	(5,382)
Effect of changes in exchange rates	—	13,487	13,487

Balance at 31 December 2018	9,364	259,358	268,722

Provision for legal claims are recognized for the probable cash outflows related to legal disputes. Refer to Note 38.
The Group is required to incur certain costs in respect of a liability to dismantle and remove assets and to restore sites on which the assets were located. The dismantling costs are calculated according to best estimate of future expected payments discounted at a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the liability.
It is expected that the obligations for dismantling, removing and site restoration will be realized in accordance with the useful life of GSM services materials.
Additions to obligations for dismantling, removing and site restoration during the period are non-cash
transactions and are recorded against property, plant and equipment.
Obligations for dismantling, removing and site restoration are discounted using a discount rate of 6.1% at 31 December 2019 (31 December 2018: 5.1%).
Current provisions:

	Legal claims	Bonus(*)	Total
Balance at 1 January 2019	8,593	298,475	307,068
Provisions recognized	4,369	521,647	526,016
Payments	(4,344)	(501,234)	(505,578)
Transfers from non-current provisions	7,916	—	7,916
Effect of changes in exchange rates	1,306	6,084	7,390

Balance at 31 December 2019	17,840	324,972	342,812

	Legal claims	Bonus(*)	Total
Balance at 1 January 2018	605,679	229,520	835,199
Provisions recognized/(reversed)(**)	(3,520)	408,740	405,220
Payments	(626,214)	(338,650)	(964,864)
Unwinding of discount	26,185	—	26,185
Transfers from non-current provisions	5,381	—	5,381
Disposal of subsidiaries	—	(2,070)	(2,070)
Effect of changes in exchange rates	1,082	935	2,017

Balance at 31 December 2018	8,593	298,475	307,068

(*)	Includes share-based payment (Note 30).
(**)	Refer to Note 38.1 and 38.3 for legal claim.